Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Composition of Pre-Tax Income (Loss)

The following table presents the composition of pre-tax income (loss) for the years ended December 31, 2020, 2021 and 2022:

	Year Ended December 31
	2020	2021	2022
		(US$ thousand)
Pre-tax (loss) income from PRC entities	$8,036	$(62,008)	$(91,856)
Pre-tax loss from non-PRC entities	(10,589)	(9,836)	(28,105)
Total pre-tax loss	$(2,553)	$(71,844)	$(119,961)

Schedule of Reconciliation of Effective Tax Rate

Reconciliation of the differences between Statutory Tax Rate and the Effective Tax Rate (“EIT” rate)

The following table sets forth a reconciliation between the statutory PRC EIT rate of 25% and the effective tax rate:

	Year Ended December 31
	2020	2021	2022
		(US$ thousand)
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences(1)	124.93%	1.09%	0.47%
Tax rate difference from statutory rate in other jurisdictions(2)	30.23%	0.82%	(1.19)%
Change in valuation allowance(3)	(191.36)%	(21.89)%	(21.56)%
Effect of tax holiday(4)	(10.78)%	(6.00)%	(3.28)%
Others	(0.03)%	(0.19)%	0.00%
Effective tax rate	(22.01)%	(1.17)%	(0.55)%

(1)
The permanent differences are primarily related to additional tax deductions for qualified research and development expenses and interest income generated from Shengwang Hongkong Limited, offset by non-deductible share-based compensation expenses.
(2)
The tax rate difference is attributed to varying rates in other jurisdictions where the Group is established or operates, such as the Cayman Islands, the United States or Singapore.
(3)
The change in valuation allowance is primarily attributed to fully provisioning for net operating loss carry-forwards of the Group.
(4)
Effect of tax holidays is primarily attributable to the preferential tax rates of Dayin, Zhaoyan and Beijing Easemob.

Schedule of Current and Deferred Income Tax Expense (Benefit)

For the years ended December 31, 2020, 2021 and 2022, substantially all the amounts of current and deferred income tax expense are attributable to the PRC and US entities.

	Year Ended December 31
	2020	2021	2022
		(US$ thousand)
Current income tax expense	$184	$601	$1,001
Deferred income (tax benefit) tax expense	378	239	(338)
Income tax expense	$562	$840	$663

Schedule of Impact of Tax Holidays

The aggregate amount and per share effect of reduction of EIT for Zhaoyan, Dayin and Beijing Easemob as a result of tax holidays are as follows:

	Year Ended December 31
	2020	2021	2022
		(US$ thousand)
The aggregate amount of effect	$(275)	$(4,310)	$(3,929)

Components of Deferred Tax Assets

Deferred Tax Assets and Liabilities

The principal components of the deferred tax assets were as follows:

	As of December 31,
	2021	2022
	(US$ thousand)
Deferred tax assets:
Tax loss carry-forwards	$26,264	$49,958
Allowance for doubtful accounts and current expected credit losses	1,173	1,969
Payroll liabilities	670	93
Impairment of long-term investments	157	2,123
Other deductible temporary difference	149	130
Deferred tax assets	28,413	54,273
Less valuation allowance	(28,413)	(54,273)
Deferred tax assets, net	$—	$—
Deferred tax liabilities:
Recognition of intangible assets arising from business combination	(988)	(650)
Reclassification to held-for-sale liabilities (Note 15)	—	243
Deferred tax liabilities, net	$(988)	$(407)

Schedule of Movement of Valuation Allowance

Movement of Valuation Allowance

	Year Ended December 31
	2020	2021	2022
Balance at beginning of the year	$(7,727)	$(12,688)	$(28,413)
Addition in current year	(4,961)	(15,725)	(25,860)
Balance at the end of the year	$(12,688)	$(28,413)	$(54,273)